                   PROSPECTUS SUPPLEMENT DATED AUGUST 30, 2002


THE HARTFORD MUTUAL FUNDS                                CLASS A, B AND C SHARES


--------------------------------------------------------------------------------



                             THIS SUPPLEMENT UPDATES


          THE HARTFORD MUTUAL FUNDS PROSPECTUS DATED FEBRUARY 19, 2002,
                 AS SUPPLEMENTED MAY 1, 2002 AND AUGUST 15, 2002

                                       AND

       THE HARTFORD FIXED INCOME FUNDS PROSPECTUS DATED FEBRUARY 19, 2002
                AS SUPPLEMENTED MARCH 7, 2002 AND MAY 1, 2002,


--------------------------------------------------------------------------------

     THE INVESTMENT POLICY REVISIONS INDICATED BELOW WILL BECOME EFFECTIVE ON NOVEMBER 1, 2002


THE HARTFORD U.S. GOVERNMENT SECURITIES FUND

The sections entitled "Investment Goal" and "Investment Strategy" on page 74 of The Hartford Mutual Funds Prospectus and on page 20 of The Hartford Fixed Income Funds Prospectus, are deleted in their entirety and are replaced by the following:

     "INVESTMENT GOAL. The Hartford U.S. Government Securities Fund seeks to provide current income while maintaining preservation of capital consistent with prudent investment risk.

     INVESTMENT STRATEGY. The fund pursues its objective by investing, under normal circumstances, at least 80% of its assets in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. The fund invests both in U.S. Treasury obligations and in obligations of U.S. Government agencies and instrumentalities. The fund may invest a significant portion of its assets in mortgage-backed securities issued by U.S. Government agencies. The fund may also invest in asset-backed and commercial mortgage-backed securities issued by private entities.

     To achieve its goal of current income consistent with prudent investment risk, the fund selects securities that appear from a yield perspective to be attractive. The fund tends to focus on bonds with an average life of between seven and fourteen years."

Effective September 3, 2002, Russell M. Regenauer, Vice President of Hartford Investment Management Company ("HIMCO"), serves as assistant portfolio manager of the fund. Mr. Regenauer joined HIMCO in 1993 and has been an investment professional since 1985.

--------------------------------------------------------------------------------

THE HARTFORD TAX-FREE MINNESOTA FUND

The section entitled "Investment Goal" on page 68 of The Hartford Mutual Funds Prospectus and on page 12 of The Hartford Fixed Income Funds Prospectus, is deleted in its entirety and is replaced by the following:

     "INVESTMENT GOAL. The Hartford Tax-Free Minnesota Fund seeks to provide current income exempt from both federal income tax and Minnesota state personal income tax."

The first and second paragraphs under "Investment Strategy" on page 68 of The Hartford Mutual Funds Prospectus and on page 12 of The Hartford Fixed Income Funds Prospectus, are deleted in their entirety and are replaced by the following:

     "INVESTMENT STRATEGY. The fund pursues its objective by investing primarily in securities that pay interest that is exempt from federal and Minnesota state income tax. The fund invests at least 80% of its assets in securities that generate interest that is not includable in federal gross income or in taxable net income of individuals, estates, and trusts for Minnesota income tax purposes and is not an item of tax preference for purposes of the federal or State of Minnesota alternative minimum tax.

     The fund primarily invests in tax exempt obligations issued by the State of Minnesota, its agencies, instrumentalities and political subdivisions. At least 80% of the tax-exempt obligations purchased by the fund will be of "investment grade" quality. This means that they will be rated at the time of purchase within the four highest grades assigned by Moody's ("Aaa", "Aa", "A" or "Baa") or S&P ("AAA", "AA", "A" or "BBB") or will be unrated securities which are judged by HIMCO to be of comparable quality to securities rated within these four highest grades. The average maturity of the fund's holdings may range from five to thirty years."

Effective September 3, 2002, Patrick J. Hennigan, Risk Management Analyst of HIMCO, serves as assistant portfolio manager of the fund. Mr. Hennigan joined HIMCO in 1993 and has been an investment professional since 1996.


--------------------------------------------------------------------------------


THE HARTFORD TAX-FREE NATIONAL FUND

The section entitled "Investment Goal" on page 71 of The Hartford Mutual Funds Prospectus and on page 16 of The Hartford Fixed Income Funds Prospectus, is deleted in its entirety and is replaced by the following:

     "INVESTMENT GOAL. The Hartford Tax-Free National Fund seeks to provide current income exempt from federal income tax."

The first and second paragraphs under "Investment Strategy" on page 71 of The Hartford Mutual Funds Prospectus and on page 16 of The Hartford Fixed Income Funds Prospectus, are deleted in their entirety and are replaced by the following:

     "INVESTMENT STRATEGY. The fund pursues its objective by primarily investing in securities that pay interest that is exempt from federal income tax. The fund invests at least 80% of its assets in securities that generate interest that is not includable in gross income for federal income tax purposes and is not an item of tax preference for purposes of the federal alternative minimum tax.

     The fund primarily invests in tax-exempt obligations issued by states, territories, and possessions of the United States, and their political subdivisions, agencies and instrumentalities. At least 90% of the tax-exempt obligations purchased by the fund will be of "investment grade" quality. This means that they will be rated at the time of purchase within the four highest grades assigned by either Moody's ("Aaa", "Aa", "A" or "Baa") or S&P ("AAA", "AA", "A" or "BBB") or will be unrated securities which are judged by HIMCO to be of comparable quality to securities rated within the four highest grades. The average maturity of the fund's holdings may range from ten to thirty years."

Effective September 3, 2002, Patrick J. Hennigan, Risk Management Analyst of HIMCO, serves as assistant portfolio manager of The Hartford Tax-Free National Fund. Mr. Hennigan joined HIMCO in 1993 and has been an investment professional since 1996.

                   PROSPECTUS SUPPLEMENT DATED AUGUST 30, 2002


THE HARTFORD MUTUAL FUNDS                                         CLASS Y SHARES


--------------------------------------------------------------------------------

                             THIS SUPPLEMENT UPDATES

          THE HARTFORD MUTUAL FUNDS PROSPECTUS DATED FEBRUARY 19, 2002,
                  AS SUPPLEMENTED MAY 1, 2002 AND JUNE 20, 2002

--------------------------------------------------------------------------------

     THE INVESTMENT POLICY REVISIONS INDICATED BELOW WILL BECOME EFFECTIVE ON NOVEMBER 1, 2002


THE HARTFORD U.S. GOVERNMENT SECURITIES FUND

The sections entitled "Investment Goal" and "Investment Strategy" on page 70 of The Hartford Mutual Funds Prospectus, are deleted in their entirety and are replaced by the following:

     "INVESTMENT GOAL. The Hartford U.S. Government Securities Fund seeks to provide current income while maintaining preservation of capital consistent with prudent investment risk.

     INVESTMENT STRATEGY. The fund pursues its objective by investing, under normal circumstances, at least 80% of its assets in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. The fund invests both in U.S. Treasury obligations and in obligations of U.S. Government agencies and instrumentalities. The fund may invest a significant portion of its assets in mortgage-backed securities issued by U.S. Government agencies. The fund may also invest in asset-backed and commercial mortgage-backed securities issued by private entities.

     To achieve its goal of current income consistent with prudent investment risk, the fund selects securities that appear from a yield perspective to be attractive. The fund tends to focus on bonds with an average life of between seven and fourteen years."

Effective September 3, 2002, Russell M. Regenauer, Vice President of Hartford Investment Management Company ("HIMCO"), serves as assistant portfolio manager of the fund. Mr. Regenauer joined HIMCO in 1993 and has been an investment professional since 1985.

--------------------------------------------------------------------------------

THE HARTFORD TAX-FREE MINNESOTA FUND

The section entitled "Investment Goal" on page 64 of The Hartford Mutual Funds Prospectus, is deleted in its entirety and is replaced by the following:

     "INVESTMENT GOAL. The Hartford Tax-Free Minnesota Fund seeks to provide current income exempt from both federal income tax and Minnesota state personal income tax."

The first and second paragraphs under "Investment Strategy" on page 64 of The Hartford Mutual Funds Prospectus, are deleted in their entirety and are replaced by the following:

     "INVESTMENT STRATEGY. The fund pursues its objective by investing primarily in securities that pay interest that is exempt from federal and Minnesota state income tax. The fund invests at least 80% of its assets in securities that generate interest that is not includable in federal gross income or in taxable net income of individuals, estates, and trusts for Minnesota income tax purposes and is not an item of tax preference for purposes of the federal or State of Minnesota alternative minimum tax.

     The fund primarily invests in tax exempt obligations issued by the State of Minnesota, its agencies, instrumentalities and political subdivisions. At least 80% of the tax-exempt obligations purchased by the fund will be of "investment grade" quality. This means that they will be rated at the time of purchase within the four highest grades assigned by Moody's ("Aaa", "Aa", "A" or "Baa") or S&P ("AAA", "AA", "A" or "BBB") or will be unrated securities which are judged by HIMCO to be of comparable quality to securities rated within these four highest grades. The average maturity of the fund's holdings may range from five to thirty years."

Effective September 3, 2002, Patrick J. Hennigan, Risk Management Analyst of HIMCO, serves as assistant portfolio manager of the fund. Mr. Hennigan joined HIMCO in 1993 and has been an investment professional since 1996.


--------------------------------------------------------------------------------


THE HARTFORD TAX-FREE NATIONAL FUND

The section entitled "Investment Goal" on page 67 of The Hartford Mutual Funds Prospectus, is deleted in its entirety and is replaced by the following:

     "INVESTMENT GOAL. The Hartford Tax-Free National Fund seeks to provide current income exempt from federal income tax."

The first and second paragraphs under "Investment Strategy" on page 67 of The Hartford Mutual Funds Prospectus, are deleted in their entirety and are replaced by the following:

     "INVESTMENT STRATEGY. The fund pursues its objective by primarily investing in securities that pay interest that is exempt from federal income tax. The fund invests at least 80% of its assets in securities that generate interest that is not includable in gross income for federal income tax purposes and is not an item of tax preference for purposes of the federal alternative minimum tax.

     The fund primarily invests in tax-exempt obligations issued by states, territories, and possessions of the United States, and their political subdivisions, agencies and instrumentalities. At least 90% of the tax-exempt obligations purchased by the fund will be of "investment grade" quality. This means that they will be rated at the time of purchase within the four highest grades assigned by either Moody's ("Aaa", "Aa", "A" or "Baa") or S&P ("AAA", "AA", "A" or "BBB") or will be unrated securities which are judged by HIMCO to be of comparable quality to securities rated within the four highest grades. The average maturity of the fund's holdings may range from ten to thirty years."

Effective September 3, 2002, Patrick J. Hennigan, Risk Management Analyst of HIMCO, serves as assistant portfolio manager of The Hartford Tax-Free National Fund. Mr. Hennigan joined HIMCO in 1993 and has been an investment professional since 1996.


                                       4